Business segment information - Schedule of certain information regarding the bank's operations by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Reporting Segment [Line Items]
Interest income	$ 332,621	$ 140,883	$ 180,973
Interest expense	(184,610)	(54,101)	(88,523)
Inter-segment net interest income	0	0	0
Net interest income	148,011	86,782	92,450
Other income (expense), net	18,661	17,424	6,707
Total revenues	166,672	104,206	99,157
Provision for credit losses	(19,521)	(2,328)	1,464
Gain (loss) on non-financial assets, net		742	296
Operating expenses	(55,111)	(39,923)	(37,324)
Segment profit (loss)	92,040	62,697	63,593
Segment assets	9,283,910	8,038,111	6,288,898
Total liabilities	8,214,563	7,046,321	5,250,978
Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	92,040	62,697	63,593
Segment assets	9,277,293	8,029,693	6,282,090
Total liabilities	8,187,752	7,031,960	5,232,264
Commercial
Disclosure of Reporting Segment [Line Items]
Interest income	289,785	129,758	172,548
Interest expense	(463)	(648)	(690)
Inter-segment net interest income	(155,968)	(45,318)	(83,937)
Net interest income	133,354	83,792	87,921
Other income (expense), net	20,809	19,188	8,597
Total revenues	154,163	102,980	96,518
Provision for credit losses	(13,376)	(1,050)	1,889
Gain (loss) on non-financial assets, net		742	296
Operating expenses	(43,156)	(30,751)	(28,021)
Commercial | Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	97,631	71,921	70,682
Segment assets	6,940,335	5,931,201	4,989,009
Total liabilities	180,369	219,505	92,309
Treasury
Disclosure of Reporting Segment [Line Items]
Interest income	42,836	11,125	8,425
Interest expense	(184,147)	(53,453)	(87,833)
Inter-segment net interest income	155,968	45,318	83,937
Net interest income	14,657	2,990	4,529
Other income (expense), net	(2,148)	(1,764)	(1,890)
Total revenues	12,509	1,226	2,639
Provision for credit losses	(6,145)	(1,278)	(425)
Gain (loss) on non-financial assets, net		0	0
Operating expenses	(11,955)	(9,172)	(9,303)
Treasury | Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	(5,591)	(9,224)	(7,089)
Segment assets	2,336,958	2,098,492	1,293,081
Total liabilities	$ 8,007,383	$ 6,812,455	$ 5,139,955